United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.4%
		Basic Industry - Chemicals—1.1%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$358,229
1,200,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,262,816
490,000		RPM International, Inc., 6.50%, 2/15/2018	490,737
		TOTAL	2,111,782
		Basic Industry - Metals & Mining—2.5%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	242,797
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	836,933
580,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	617,700
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	451,817
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,253,633
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,290,335
		TOTAL	4,693,215
		Basic Industry - Paper—0.6%
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	808,357
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	239,798
		TOTAL	1,048,155
		Capital Goods - Aerospace & Defense—2.1%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	590,935
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	269,642
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	284,766
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	448,060
311,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	335,102
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	405,084
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.10%, 1/15/2023	503,185
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	293,751
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.151%, (3-month USLIBOR +1.735%), 2/15/2042	855,000
		TOTAL	3,985,525
		Capital Goods - Building Materials—1.0%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	782,000
500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	505,985
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	291,283
228,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	251,031
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	88,120
		TOTAL	1,918,419
		Capital Goods - Construction Machinery—0.7%
780,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	833,347
250,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	258,827
300,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	297,980
		TOTAL	1,390,154
		Capital Goods - Diversified Manufacturing—2.3%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	725,825
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	303,394
650,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	687,971
800,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	781,653
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	643,239
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$577,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	$581,325
210,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	213,368
377,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	407,719
	TOTAL	4,344,494
	Capital Goods - Packaging—0.0%
50,000	WestRock Co., Sr. Deb., 7.50%, 6/15/2027	50,287
	Communications - Cable & Satellite—1.5%
260,000	CCO Safari II LLC, 3.579%, 7/23/2020	263,621
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	197,002
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	628,313
350,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	335,990
490,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	486,136
396,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	383,434
570,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	569,959
	TOTAL	2,864,455
	Communications - Media & Entertainment—2.5%
30,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,310
250,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	305,990
1,065,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,091,780
750,000	CBS Corp., 3.70%, 8/15/2024	759,103
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	489,780
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	244,994
277,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	284,807
1,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,023,999
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	506,386
	TOTAL	4,738,149
	Communications - Telecom Wireless—0.5%
700,000	Crown Castle International Corp., 3.15%, 7/15/2023	691,584
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	292,387
	TOTAL	983,971
	Communications - Telecom Wirelines—2.6%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	596,586
540,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	539,334
700,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	701,060
370,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	392,943
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	204,659
660,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	686,400
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	523,042
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	295,522
320,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	300,322
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	637,488
	TOTAL	4,877,356
	Consumer Cyclical - Automotive—3.2%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	594,459
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	745,597
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	500,746
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	399,024
625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	628,163
700,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	704,772
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$950,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	$948,555
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	253,617
440,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	435,494
800,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	799,789
	TOTAL	6,010,216
	Consumer Cyclical - Leisure—0.9%
1,600,000	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,687,415
	Consumer Cyclical - Lodging—0.3%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	477,563
	Consumer Cyclical - Retailers—0.9%
460,000	AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	461,203
221,787	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	235,238
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	499,404
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	458,582
	TOTAL	1,654,427
	Consumer Cyclical - Services—1.3%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	485,906
500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	487,651
170,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	166,965
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	536,742
500,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	498,669
280,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	279,964
	TOTAL	2,455,897
	Consumer Non-Cyclical - Food/Beverage—7.6%
750,000	Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	747,282
750,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	747,850
600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	607,914
1,000,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	1,008,128
210,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	194,011
428,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	428,954
1,000,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,037,066
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	727,623
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	324,290
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	369,025
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	509,757
750,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	785,122
770,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	770,209
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,091,706
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	403,945
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	495,589
850,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	856,958
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	502,711
500,000	PepsiCo, Inc., 2.15%, 10/14/2020	496,578
750,000	PepsiCo, Inc., 2.75%, 4/30/2025	736,387
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	135,767
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	721,665
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	60,372
350,000	Tyson Foods, Inc., 3.95%, 8/15/2024	362,210
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$240,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$253,778
	TOTAL	14,374,897
	Consumer Non-Cyclical - Health Care—2.2%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	429,221
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	572,022
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	745,352
290,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.404%, 6/5/2020	287,181
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	250,855
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	298,273
220,000	Becton Dickinson & Co., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2026	220,401
670,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	675,064
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	239,159
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	496,870
	TOTAL	4,214,398
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	302,630
900,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	909,701
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	70,986
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	591,930
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,319,577
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	502,331
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	347,613
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	222,752
750,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	732,061
330,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	322,515
640,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	614,451
900,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	839,242
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	501,098
	TOTAL	7,276,887
	Consumer Non-Cyclical - Products—0.7%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	564,475
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	725,997
	TOTAL	1,290,472
	Consumer Non-Cyclical - Supermarkets—0.5%
500,000	Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	496,970
500,000	Kroger Co., Sr. Unsecd. Note, 2.65%, 10/15/2026	458,804
	TOTAL	955,774
	Consumer Non-Cyclical - Tobacco—0.6%
320,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	327,981
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	494,297
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	359,114
	TOTAL	1,181,392
	Energy - Independent—1.4%
600,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	597,073
239,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	240,010
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	454,593
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	505,975
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	262,742
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	$531,576
	TOTAL	2,591,969
	Energy - Integrated—2.6%
1,000,000	BP Capital Markets PLC, 2.50%, 11/6/2022	984,970
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	498,820
590,000	BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	585,673
700,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	719,185
1,100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,107,359
620,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	605,821
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	392,363
	TOTAL	4,894,191
	Energy - Midstream—2.9%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	500,392
400,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	404,046
210,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	221,917
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	675,873
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	517,477
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	206,066
580,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	625,512
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	401,986
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	348,037
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	692,002
750,000	Williams Partners LP, 5.25%, 3/15/2020	788,466
	TOTAL	5,381,774
	Energy - Oil Field Services—0.5%
100,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	102,002
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	502,500
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	302,022
55,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	44,825
	TOTAL	951,349
	Energy - Refining—0.6%
1,000,000	Valero Energy Corp., 9.375%, 3/15/2019	1,076,046
	Financial Institution - Banking—20.1%
715,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	725,626
400,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	400,540
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	243,838
1,375,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,374,485
750,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	757,517
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	489,095
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	500,002
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	197,562
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	401,561
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	597,318
500,000	Citigroup, Inc., 4.125%, 7/25/2028	508,980
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	492,660
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	1,001,315
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	488,148
860,000	Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	906,822
1,230,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,256,514
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$635,000		Comerica, Inc., 3.80%, 7/22/2026	$635,658
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,099,543
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	248,592
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	748,422
940,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	918,816
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	746,854
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	789,495
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	252,785
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	515,317
1,000,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,052,156
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	497,978
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	505,938
750,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	729,239
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	451,680
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	248,722
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	255,157
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	521,114
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	523,801
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,006,715
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,536,777
300,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	292,791
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	364,495
1,165,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.121%, (3-month USLIBOR +0.640%), 12/1/2021	1,163,250
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	601,734
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,526,117
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,759,526
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	812,878
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	490,550
1,169,220	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	708,769
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	897,839
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	247,088
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	757,293
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	214,137
250,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	248,060
600,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	600,689
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	249,028
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,005,628
500,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	498,538
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,799,157
		TOTAL	37,864,309
		Financial Institution - Broker/Asset Mgr/Exchange—3.1%
990,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	1,064,138
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	407,295
900,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,198,442
760,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	810,220
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	223,244
280,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	300,090
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	292,353
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	406,807
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	$151,121
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	496,465
465,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	468,059
	TOTAL	5,818,234
	Financial Institution - Finance Companies—2.2%
937,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,019,261
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	251,018
1,894,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,868,467
950,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,005,840
	TOTAL	4,144,586
	Financial Institution - Insurance - Health—0.4%
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	251,292
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	418,672
	TOTAL	669,964
	Financial Institution - Insurance - Life—2.5%
700,000	American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	769,888
450,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	622,295
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	249,173
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	238,685
280,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	465,500
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	494,481
600,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	818,450
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	272,730
280,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	298,592
500,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	551,551
	TOTAL	4,781,345
	Financial Institution - Insurance - P&C—1.3%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	197,808
250,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	248,200
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	303,057
220,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	234,374
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	280,656
700,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,160,343
	TOTAL	2,424,438
	Financial Institution - REIT - Apartment—0.6%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	392,484
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	499,933
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	284,135
	TOTAL	1,176,552
	Financial Institution - REIT - Healthcare—0.9%
600,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	609,098
800,000	Healthcare Trust of America, 3.70%, 4/15/2023	808,249
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	310,093
	TOTAL	1,727,440
	Financial Institution - REIT - Office—0.7%
250,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	250,277
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	614,271
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	472,769
	TOTAL	1,337,317
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.5%
$490,000	Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	$496,096
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	523,007
	TOTAL	1,019,103
	Financial Institution - REIT - Retail—1.0%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	650,773
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	101,068
650,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	656,539
505,000	Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	536,879
	TOTAL	1,945,259
	Municipal Services—0.9%
546,191	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	623,203
910,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	987,968
	TOTAL	1,611,171
	Sovereign—0.9%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	874,459
640,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	814,476
	TOTAL	1,688,935
	Technology—6.9%
545,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	549,743
1,835,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	1,786,600
750,000	Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	749,785
250,000	Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	244,345
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	346,873
167,000	BMC Software, Inc., 7.25%, 6/1/2018	169,346
230,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	227,220
280,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	273,016
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	494,038
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	414,643
480,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	526,309
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	402,196
300,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	301,418
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	938,715
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	517,978
500,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	520,261
500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	483,110
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	708,091
350,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	349,179
200,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	200,658
750,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	730,555
190,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	188,249
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	299,356
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	351,782
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	267,695
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	363,067
550,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	561,937
	TOTAL	12,966,165
	Transportation - Railroads—0.2%
95,578	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	99,760
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	$293,233
	TOTAL	392,993
	Transportation - Services—0.4%
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	749,825
	Utility - Electric—5.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	319,183
375,000	AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	365,064
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	420,032
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	433,945
500,000	Duke Energy Corp., Sr. Unsecd. Note, 2.40%, 8/15/2022	486,350
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	500,457
1,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	1,033,750
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	178,216
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	464,046
360,000	EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	357,917
280,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	271,351
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	227,428
250,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	263,150
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	392,712
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	139,008
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	300,973
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	107,911
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	498,719
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	118,788
580,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	605,665
750,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	722,936
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	241,512
840,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	873,186
550,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	556,442
	TOTAL	9,878,741
	Utility - Natural Gas—1.8%
200,000	Atmos Energy Corp., 8.50%, 3/15/2019	212,932
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	244,743
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	299,993
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	559,724
600,000	Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	591,734
750,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	744,057
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	307,564
500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	497,268
	TOTAL	3,458,015
	Utility - Natural Gas Distributor—0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	530,120
	TOTAL CORPORATE BONDS (IDENTIFIED COST $181,084,109)	183,665,141
	FOREIGN GOVERNMENTS/AGENCIES—0.7%
	Sovereign—0.7%
320,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	336,000
990,000	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,032,075
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,308,925)	1,368,075
9

Principal Amount or Shares			Value
		INVESTMENT COMPANY—1.0%
1,778,784	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[4] (IDENTIFIED COST $1,778,606)	$1,778,784
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $184,171,640)	186,812,000
		OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	1,719,544
		TOTAL NET ASSETS—100%	$188,531,544
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
6U.S. Treasury Note 10-Year Long Futures	65	$7,902,578	March 2018	$(204,503)
6U.S. Treasury Long Bond Short Futures	45	$6,651,563	March 2018	$239,302
6U.S. Treasury Ultra Bond Short Futures	15	$2,429,063	March 2018	$62,800
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$97,599
The average notional value of long and short futures contracts held by the Fund throughout the period was $8,096,561 and $11,975,775, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2017	2,652,770
Purchases/Additions	61,927,174
Sales/Reductions	(62,801,160)
Balance of Shares Held 1/31/2018	1,778,784
Value	$1,778,784
Change in Unrealized Appreciation/Depreciation	$178
Net Realized Gain/(Loss)	$(820)
Dividend Income	$25,883
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
10

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
11

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$182,956,372	$708,769	$183,665,141
Foreign Governments/Agencies	—	1,368,075	—	1,368,075
Investment Company	1,778,784	—	—	1,778,784
TOTAL SECURITIES	$1,778,784	$184,324,447	$708,769	$186,812,000
Other Financial Instruments[1]
Assets	$302,102	$—	$—	$302,102
Liabilities	(204,503)	—	—	(204,503)
TOTAL OTHER FINANCIAL INSTRUMENTS	$97,599	$—	$—	$97,599
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
$3,543	[1]	FHLMC ARM 390260, 2.091%, 10/01/2030	$3,552
7,494	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	7,794
4,775	[1]	FHLMC ARM 420196, 5.327%, 11/01/2030	5,082
377	[1]	FHLMC ARM 606116, 3.134%, 9/01/2019	376
414,215	[1]	FHLMC ARM 780443, 2.989%, 3/01/2033	430,896
		TOTAL	447,700
		Federal National Mortgage Association—0.2%
2,062	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	2,094
155,092	[1]	FNMA ARM 544843, 2.591%, 10/01/2027	158,249
162,687	[1]	FNMA ARM 544852, 2.550%, 4/01/2028	166,017
246,933	[1]	FNMA ARM 544884, 2.524%, 5/01/2034	253,348
409,258	[1]	FNMA ARM 556379, 2.463%, 5/01/2040	411,641
115,316	[1]	FNMA ARM 556388, 2.463%, 5/01/2040	115,991
559,792	[1]	FNMA ARM 618128, 1.979%, 8/01/2033	564,049
		TOTAL	1,671,389
		Government National Mortgage Association—0.0%
4,503	[1]	GNMA ARM 8902, 30 Year, 2.375%, 1/20/2022	4,543
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,107,969)	2,123,632
		ASSET-BACKED SECURITIES—37.9%
		Auto Receivables—15.1%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	2,966,703
2,578,583		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	2,579,424
2,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,023,835
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,937,775
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,494,564
3,000,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,978,941
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	4,990,889
3,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	2,955,475
2,000,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	1,930,824
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.71%, 5/15/2029	4,008,258
3,008,596	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 2.709%, (1-month USLIBOR +1.150%), 3/15/2028	3,021,071
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	983,003
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	982,209
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	981,823
9,000,000		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	9,056,728
3,500,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,511,201
1,600,000		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	1,600,705
1,213,282		Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	1,212,322
1,021,199		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,018,081
4,000,000		Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	3,976,992
6,150,000		GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,118,535
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.45%, 7/17/2023	2,463,439
2,900,000		GM Financial Securitized Term 2018-1, Class C, 3.12%, 7/17/2023	2,874,335
9,025,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	8,981,611

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	$1,462,379
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,686,505
4,960,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,944,660
2,000,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,992,609
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,166,914
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	1,981,421
5,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	4,974,686
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	2,195,115
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.259%, (1-month USLIBOR +0.700%), 5/17/2021	4,031,276
5,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,005,850
2,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,001,081
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.409%, (1-month USLIBOR +0.850%), 4/18/2022	5,026,689
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,013,961
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	4,003,014
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,625,394
3,150,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	3,141,034
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	3,980,159
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,969,336
3,000,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	2,972,156
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	1,958,615
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,947,036
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	5,948,338
		TOTAL	151,676,971
		Credit Card—15.0%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 2.259%, (1-month USLIBOR +0.700%), 2/16/2021	9,020,244
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 2.059%, (1-month USLIBOR +0.500%), 12/15/2021	5,019,420
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.20%, 5/15/2023	6,182,117
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 2.259%, (1-month USLIBOR +0.700%), 2/15/2019	11,503,310
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.949%, (1-month USLIBOR +0.390%), 10/15/2021	5,021,151
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.939%, (1-month USLIBOR +0.380%), 6/15/2021	8,023,221
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,953,270
2,200,000	[1]	CARDS II TRUST 2017-2A, Class A, 1.819%, (1-month USLIBOR +0.260%), 10/17/2022	2,200,364
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.189%, (1-month USLIBOR +0.630%), 2/15/2024	8,105,780
7,000,000	[1]	Cards II Trust, Class A, 2.259%, (1-month USLIBOR +0.700%), 7/15/2021	7,018,975
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.840%, (1-month USLIBOR +0.280%), 5/26/2020	4,303,633
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 1.891%, (1-month USLIBOR +0.330%), 1/21/2025	7,005,219
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 2.009%, (1-month USLIBOR +0.450%), 4/15/2021	9,025,195
3,500,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	3,484,432
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.919%, (1-month USLIBOR +0.360%), 4/15/2025	5,020,484
9,000,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 2.279%, (1-month USLIBOR +0.720%), 4/15/2020	9,011,902
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 1.959%, (1-month USLIBOR +0.400%), 4/18/2022	5,010,906
8,000,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.009%, (1-month USLIBOR +0.450%), 3/15/2021	8,029,887
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,210,002
6,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	5,933,174
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	2,852,443
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	4,990,233
4,000,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.051%, (1-month USLIBOR +0.490%), 7/22/2024	4,001,996
3,000,000		Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	2,998,959

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$9,200,000	[1]	Trillium Credit Card Trust II 2016-1A, Class A, 2.281%, (1-month USLIBOR +0.720%), 5/26/2021	$9,219,124
		TOTAL	151,145,441
		Equipment Lease—1.1%
2,002,666		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	1,963,046
5,000,000		Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,000,276
1,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,756,933
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.059%, (1-month USLIBOR +0.500%), 11/15/2022	2,509,503
		TOTAL	11,229,758
		Home Equity Loan—0.2%
894,737	[1]	Carrington Mortgage Loan Trust, Class A3, 1.741%, (1-month USLIBOR +0.180%), 2/25/2036	896,444
11,957	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.039%, (1-month USLIBOR +0.480%), 1/15/2028	10,147
2,880	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 1.821%, (1-month USLIBOR +0.260%), 11/25/2036	2,878
2,143,291		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	674,767
100,113	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.581%, (1-month USLIBOR +1.020%), 11/25/2034	103,036
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	33,652
13,638	[1]	Quest Trust 2004—X1, Class A, 2.221%, (1-month USLIBOR +0.660%), 3/25/2034	13,711
528,819		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	529,272
		TOTAL	2,263,907
		Other—6.3%
956,949	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 2.545%, (3-month USLIBOR +0.800%), 2/25/2043	962,280
1,770,109	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.241%, (1-month USLIBOR +0.680%), 10/25/2035	1,774,634
3,000,000	[1]	Navient Student Loan Trust 2018-1A, Class A1, 1.75%, (1-month USLIBOR +0.190%), 3/25/2067	3,005,100
1,354,869	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 2.595%, (3-month USLIBOR +0.850%), 10/25/2025	1,359,326
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,907,326
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.139%, (1-month USLIBOR +0.580%), 3/15/2021	1,504,422
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 2.509%, (1-month USLIBOR +0.950%), 3/15/2021	1,501,306
2,000,000	[1]	PFS Financing Corp. 2016-A, Class A, 2.759%, (1-month USLIBOR +1.200%), 2/18/2020	2,000,779
4,000,000	[1]	PFS Financing Corp. 2016-A, Class B, 3.309%, (1-month USLIBOR +1.750%), 2/18/2020	3,999,014
1,133,843	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.161%, (1-month USLIBOR +0.600%), 11/25/2027	1,138,692
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,036,488
6,851,477	[1]	SLM Student Loan Trust 2013-C, Class A2B, 2.959%, (1-month USLIBOR +1.400%), 10/15/2031	6,918,307
2,877,497	[1]	SLM Student Loan Trust 2014-A, Class A2B, 2.709%, (1-month USLIBOR +1.150%), 1/15/2026	2,898,421
255,389	[1]	SMB Private Education Loan Trust 2016-A, Class A1, 2.259%, (1-month USLIBOR +0.700%), 5/15/2023	255,461
293,145	[1]	SMB Private Education Loan Trust 2016-B, Class A1, 2.209%, (1-month USLIBOR +0.650%), 11/15/2023	293,395
752,468		Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	752,093
2,147,522	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.261%, (1-month USLIBOR +0.700%), 3/26/2040	2,164,525
3,729,138	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.061%, (1-month USLIBOR +0.500%), 11/26/2040	3,738,326
4,896,917		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	4,879,724
2,000,000	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	2,005,860
2,120,714		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	2,124,308
1,237,007		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	1,248,816
6,000,000		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	6,002,580
993,706		Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	992,448
2,671,556	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.310%, (1-month USLIBOR +0.750%), 9/25/2056	2,674,161
		TOTAL	63,137,792
		Rate Reduction Bond—0.2%
1,898,161		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	2,011,709
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $383,779,898)	381,465,578

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.0%
		Commercial Mortgage—3.9%
$9,500,000	[1]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 3.059%, (1-month USLIBOR +1.500%), 9/15/2026	$9,484,616
404,524		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	403,798
904,355		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	900,627
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 2.959%, (1-month USLIBOR +1.400%), 11/15/2036	5,000,868
2,004,309		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,978,420
572,957		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	580,448
6,362,877	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.206%, (1-month USLIBOR +0.650%), 11/15/2045	6,363,681
5,000,000	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.344%, (1-month USLIBOR +0.790%), 4/10/2046	5,080,266
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.756%, (1-month USLIBOR +1.200%), 6/15/2045	5,079,948
4,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.606%, (1-month USLIBOR +1.050%), 7/15/2046	4,882,240
		TOTAL	39,754,912
		Federal Home Loan Mortgage Corporation—0.5%
297		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	300
2,907		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	2,996
14,246		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	15,291
1,120	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.909%, (1-month USLIBOR +0.350%), 2/15/2018	1,120
45,545		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	46,045
43,701		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	44,455
40,458		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	42,476
919,435	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 1.859%, (1-month USLIBOR +0.300%), 2/15/2036	917,664
108,148	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.019%, (1-month USLIBOR +0.460%), 2/15/2034	108,685
305,828	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.959%, (1-month USLIBOR +0.400%), 7/15/2036	306,195
142,186	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.309%, (1-month USLIBOR +0.750%), 7/15/2036	144,238
463,146	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.469%, (1-month USLIBOR +0.910%), 7/15/2037	471,626
117,142		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	132,583
2,947,816	[1]	Federal Home Loan Mortgage Corp., Series KGRP, Class A, 1.752%, (1-month USLIBOR +0.380%), 4/25/2020	2,952,372
		TOTAL	5,186,046
		Federal National Mortgage Association—0.7%
11,475		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	11,958
655		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	700
13,424		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	14,220
14,245	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	15,175
1,151	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, (91-day T-Bill +0.700%), 10/25/2023	1,159
4,858		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	5,095
123,817		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	136,114
55,992	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 2.061%, (1-month USLIBOR +0.500%), 9/25/2032	56,351
13,307		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	13,486
11,842		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	11,828
244,851	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.991%, (1-month USLIBOR +0.430%), 6/25/2036	245,732
1,045,032	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.011%, (1-month USLIBOR +0.450%), 7/25/2037	1,049,118
156,352	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.561%, (1-month USLIBOR +1.000%), 6/25/2037	160,603
86,874	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.361%, (1-month USLIBOR +0.800%), 5/25/2039	87,542
335,870	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.411%, (1-month USLIBOR +0.850%), 4/25/2037	342,526
529,768	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 2.101%, (1-month USLIBOR +0.540%), 7/25/2037	533,614
1,002,583	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 2.011%, (1-month USLIBOR +0.450%), 3/25/2041	1,005,723
3,217,953	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 1.961%, (1-month USLIBOR +0.400%), 2/25/2042	3,225,353
479		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	517
16,246		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	17,085

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$16,746	[1]	Federal National Mortgage Association, Class FB, 2.061%, (1-month USLIBOR +0.500%), 8/25/2039	$16,836
		TOTAL	6,950,735
		Government Agency—0.2%
1,293,573		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,277,210
550,108	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.005%, (1-month USLIBOR +0.450%), 1/8/2020	551,161
		TOTAL	1,828,371
		Government National Mortgage Association—1.0%
4,697,636	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 1.919%, (1-month USLIBOR +0.540%), 7/20/2063	4,702,156
5,457,067	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 1.929%, (1-month USLIBOR +0.550%), 7/20/2063	5,463,338
		TOTAL	10,165,494
		Non-Agency Mortgage—1.7%
7,898		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.061%, 3/25/2033	8,126
62,727		C-BASS ABS LLC Series 1999-3, Class B1, 6.235%, 2/3/2029	49,760
10,598		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	10,921
3,546	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	3,546
6,000,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 1.00%, (3-month USLIBOR +0.420%), 12/22/2069	6,001,200
175,571		Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 4.525%, 9/25/2034	172,789
96,540		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	96,694
3,164,761		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,925,995
1,389,385		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,286,878
2,424,804		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,244,732
3,000,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.295%, (3-month USLIBOR +0.550%), 1/21/2070	3,009,906
135,052		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	145,629
499,562	[1]	Washington Mutual 2006-AR15, Class 1A, 1.972%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	458,195
540,832	[1]	Washington Mutual 2006-AR17, Class 1A, 1.883%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	505,450
44,016		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.675%, 7/25/2034	44,771
		TOTAL	16,964,592
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $81,164,715)	80,850,150
		CORPORATE BONDS—36.3%
		Basic Industry - Chemicals—0.5%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	4,969,704
		Capital Goods - Aerospace & Defense—0.3%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	2,647,422
		Capital Goods - Construction Machinery—0.2%
2,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,067,400
		Capital Goods - Diversified Manufacturing—0.3%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	2,903,302
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,073,034
		Communications - Media & Entertainment—0.9%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.20%, 9/20/2019	1,318,844
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 1.837%, (3-month USLIBOR +0.350%), 9/4/2018	1,201,153
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,137,338
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	2,991,637
		TOTAL	8,648,972
		Communications - Telecom Wirelines—1.0%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,341,680
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.370%, (3-month USLIBOR +0.770%), 6/17/2019	3,026,782

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.324%, (3-month USLIBOR +1.750%), 9/14/2018	$2,525,686
		TOTAL	9,894,148
		Consumer Cyclical - Automotive—3.9%
1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,795,506
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.921%, (3-month USLIBOR +0.530%), 5/5/2020	2,664,434
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.704%, (3-month USLIBOR +1.000%), 1/9/2020	5,055,094
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,028,467
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	4,992,392
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	2,990,522
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.270%, (3-month USLIBOR +1.550%), 1/14/2022	3,740,299
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.15%, 9/28/2020	2,959,436
5,000,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,011,843
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.395%, (3-month USLIBOR +0.690%), 1/11/2022	5,070,041
		TOTAL	39,308,034
		Consumer Cyclical - Retailers—1.0%
1,335,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.074%, (3-month USLIBOR +0.500%), 12/13/2019	1,336,019
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	1,400,702
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,885,939
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.80%, 6/5/2020	3,950,128
		TOTAL	10,572,788
		Consumer Cyclical - Services—0.5%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 1.90%, 8/21/2020	1,478,991
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	1,853,073
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,054,439
		TOTAL	5,386,503
		Consumer Non-Cyclical - Food/Beverage—2.6%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,321,555
2,780,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,786,198
1,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,555,599
3,530,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,479,607
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,259,835
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 2.293%, (3-month USLIBOR +0.520%), 2/1/2019	8,025,101
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,046,044
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,016,648
		TOTAL	26,490,587
		Consumer Non-Cyclical - Health Care—0.5%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.538%, (3-month USLIBOR +1.030%), 6/6/2022	4,549,417
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,999,702
6,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.629%, (3-month USLIBOR +1.080%), 3/12/2018	6,005,264
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,380,186
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	1,389,570
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.751%, (3-month USLIBOR +0.270%), 3/1/2019	2,508,245
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,875,017
		TOTAL	19,157,984
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	686,600
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,496,979

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.7%
$6,000,000	[1]	BAT International Finance PLC, Floating Rate Note—Sr. Note, Series 144A, 2.098%, (3-month USLIBOR +0.510%), 6/15/2018	$6,007,392
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,000,950
		TOTAL	7,008,342
		Energy - Integrated—1.8%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.305%, (3-month USLIBOR +0.630%), 9/26/2018	4,015,055
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.369%, (3-month USLIBOR +0.950%), 5/16/2021	5,137,826
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,199,087
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 3.754%, (3-month USLIBOR +2.020%), 7/18/2018	3,519,250
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,789,710
		TOTAL	17,660,928
		Energy - Midstream—0.3%
2,850,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,853,121
		Financial Institution - Banking—10.9%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,996,028
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	1,998,651
9,000,001	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.433%, (3-month USLIBOR +0.660%), 2/1/2019	9,044,419
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 2.762%, (3-month USLIBOR +1.040%), 1/15/2019	1,512,208
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.741%, (3-month USLIBOR +1.000%), 4/24/2023	4,087,160
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.124%, (3-month USLIBOR +0.380%), 1/23/2022	2,003,695
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.275%, (3-month USLIBOR +0.760%), 12/7/2018	3,017,958
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 2.304%, (3-month USLIBOR +0.600%), 4/9/2018	6,006,044
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	3,994,259
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	2,976,423
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.375%, (3-month USLIBOR +0.860%), 12/7/2018	4,019,650
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.445%, (3-month USLIBOR +0.930%), 6/7/2019	1,008,686
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.027%, (3-month USLIBOR +0.540%), 3/2/2020	2,838,225
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.265%, (3-month USLIBOR +0.590%), 9/27/2019	2,795,490
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.552%, (3-month USLIBOR +0.780%), 10/31/2022	5,026,292
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.556%, (3-month USLIBOR +0.750%), 2/23/2023	2,008,847
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,997,261
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.086%, (3-month USLIBOR +0.550%), 3/9/2021	3,017,337
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.063%, (3-month USLIBOR +0.290%), 2/1/2021	4,005,211
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.973%, (3-month USLIBOR +0.570%), 2/9/2018	2,000,134
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.046%, (3-month USLIBOR +0.610%), 5/18/2022	3,025,992
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.121%, (3-month USLIBOR +0.640%), 12/1/2021	1,497,746
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 2.591%, (3-month USLIBOR +0.850%), 1/24/2019	2,012,464
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.900%, (3-month USLIBOR +1.140%), 1/27/2020	711,409
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.330%, (3-month USLIBOR +0.550%), 2/10/2021	5,016,638
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	740,317
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, 2.50%, 1/22/2021	2,983,076
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 2.503%, (3-month USLIBOR +0.730%), 2/1/2022	4,048,800
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,128,691
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.25%, 1/31/2020	2,921,437
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.240%, (3-month USLIBOR +0.480%), 10/28/2019	2,011,289
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.054%, (3-month USLIBOR +0.310%), 1/15/2021	3,007,290
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	2,991,226
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 2.507%, (3-month USLIBOR +0.740%), 7/30/2018	8,027,545
		TOTAL	109,477,898

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
$2,000,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	$2,013,158
		Financial Institution - Insurance - Life—1.6%
2,000,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	1,978,125
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	1,966,454
3,000,000		New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	2,966,888
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.056%, (3-month USLIBOR +0.520%), 6/10/2022	3,018,515
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.196%, (3-month USLIBOR +0.780%), 8/15/2018	6,023,755
		TOTAL	15,953,737
		Financial Institution - Insurance - P&C—0.3%
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,996,083
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.632%, (3-month USLIBOR +0.910%), 7/15/2027	874,911
		TOTAL	2,870,994
		Other—0.0%
373,026	[1,2]	Carlyle Global Market Strategies, 3.731%, (3-month USLIBOR +2.000%), 7/15/2019	373,026
		Technology—3.3%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 1.691%, (3-month USLIBOR +0.300%), 5/6/2019	7,027,370
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	4,983,966
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 1.981%, (3-month USLIBOR +0.500%), 3/1/2019	6,684,416
3,590,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	3,622,719
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,506,787
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	998,489
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,342,139
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 2.300%, (3-month USLIBOR +0.580%), 1/15/2019	5,027,526
		TOTAL	33,193,412
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,284,405
		Transportation - Services—0.3%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 2.70%, 3/14/2023	2,922,377
		Utility - Electric—1.9%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,460,256
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	2,965,153
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,498,982
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.00%, 3/15/2020	1,983,064
1,550,000		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	1,546,101
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,023,466
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	705,918
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,067,902
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,185,810
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,815,991
		TOTAL	19,252,643
		Utility - Natural Gas—0.7%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.209%, (3-month USLIBOR +0.500%), 1/15/2021	2,895,692
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.697%, (3-month USLIBOR +0.275%), 11/15/2019	4,002,794
		TOTAL	6,898,486
		TOTAL CORPORATE BONDS (IDENTIFIED COST $364,740,865)	364,615,401
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
23		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	22

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$4,825		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	$5,286
3,215		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	3,246
		TOTAL	8,554
		Federal National Mortgage Association—0.0%
44,698		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	50,612
		Government National Mortgage Association—0.0%
14,189		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	15,560
5,599		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	6,423
		TOTAL	21,983
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $75,497)	81,149
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Revenue Refunding Bonds (Series 2013B), 1.758%, 12/15/2018 (IDENTIFIED COST $1,221,727)	1,216,008
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,995,803)	2,928,952
		U.S. TREASURY—1.7%
		U.S. Treasury Notes—1.7%
10,000,000	[4]	United States Treasury Note, 1.625%, 6/30/2020	9,859,047
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	6,941,801
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,096,949)	16,800,848
	[5]	COMMERCIAL PAPER—2.3%
		Consumer Cyclical - Automotive—0.4%
4,000,000		Ford Motor Credit Co. LLC, 1.989%, 4/2/2018	3,987,976
		Consumer Non-Cyclical - Food/Beverage—0.3%
3,000,000		Anheuser-Busch INBEV WWD, 1.266%, 2/20/2018	2,998,021
		Energy - Midstream—0.3%
3,000,000		Energy Transfer Partners LP, 2.254%, 2/16/2018	2,997,188
		Financial Institution - Banking—0.5%
5,000,000	[1]	Commonwealth Bank of Australia, 1.267%, (3-month USLIBOR +0.110%), 4/27/2018	5,003,105
		Sovereign—0.5%
5,000,000		Corp Andina De Fomento, 1.574%, 4/5/2018	4,985,769
		Utility - Natural Gas—0.3%
3,000,000		Enbridge Energy Partners LP, 2.513%, 3/5/2018	2,993,333
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $22,962,038)	22,965,392
	[6]	INVESTMENT COMPANIES—15.6%
3,049,866		Federated Bank Loan Core Fund	30,895,146
71,167,117		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[7]	71,167,117
3,131,976		Federated Mortgage Core Portfolio	30,286,212
772,861		Federated Project and Trade Finance Core Fund	6,994,394

Principal Amount or Shares			Value
	[6]	INVESTMENT COMPANIES—continued
2,696,239		High Yield Bond Portfolio	$17,228,966
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $159,327,711)	156,571,835
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $1,035,473,172)	1,029,618,945
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[8]	(24,401,776)
		TOTAL NET ASSETS—100%	$1,005,217,169
At January 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[9]United States Treasury Note 5-Year Long Futures	250	$28,677,735	March 2018	$(498,632)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $3,546, which represented 0.0% of total net assets.
Additional information on restricted securities held at January 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$3,569	$3,546
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.
6	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
Affiliates	Balance of Share Held 4/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	2,933,972	115,894	—	3,049,866	$30,895,146	$(115,721)	$—	$1,172,431
Federated Institutional Prime Value Obligations Fund, Institutional Shares	54,515,256	299,556,424	(282,904,563)	71,167,117	$71,167,117	$(3,977)	$(4,541)	$306,363
Federated Mortgage Core Portfolio	3,065,650	66,326	—	3,131,976	$30,286,212	$(531,126)	$—	$651,184
Federated Project and Trade Finance Core Fund	747,509	25,352	—	772,861	$6,994,394	$(114,076)	$—	$230,780
High Yield Bond Portfolio	2,577,488	118,751	—	2,696,239	$17,228,966	$(109,750)	$—	$765,275
TOTAL OF AFFILIATED TRANSACTIONS	63,839,875	299,882,747	(282,904,563)	80,818,059	$156,571,835	$(874,650)	$(4,541)	$3,126,033
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Event Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,123,632	$—	$2,123,632
Asset-Backed Securities	—	381,431,926	33,652	381,465,578
Collateralized Mortgage Obligations	—	80,846,604	3,546	80,850,150
Corporate Bonds	—	364,242,375	373,026	364,615,401
Mortgage-Backed Securities	—	81,149	—	81,149
Municipal Bond	—	1,216,008	—	1,216,008
Foreign Government/Agency	—	2,928,952	—	2,928,952
U.S. Treasury	—	16,800,848	—	16,800,848
Commercial Paper	—	22,965,392	—	22,965,392
Investment Companies[1]	71,167,117	—	—	156,571,835
TOTAL SECURITIES	$71,167,117	$872,636,886	$410,224	$1,029,618,945
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(498,632)	—	—	(498,632)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(498,632)	$—	$—	$(498,632)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $85,404,718 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
12

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018